BORROWINGS (Borrowings by currency) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,479,038	$ 1,722,893
Floating Rate
Disclosure of detailed information about borrowings [line items]
Borrowings	1,304,073	1,592,944
Fixed Rate
Disclosure of detailed information about borrowings [line items]
Borrowings	174,965	129,949
United States of America, Dollars | Floating Rate
Disclosure of detailed information about borrowings [line items]
Borrowings	1,252,543	1,557,483
United States of America, Dollars | Fixed Rate
Disclosure of detailed information about borrowings [line items]
Borrowings	129,000	113,268
Argentina, Pesos | Floating Rate
Disclosure of detailed information about borrowings [line items]
Borrowings	0	8
Mexico, Pesos | Floating Rate
Disclosure of detailed information about borrowings [line items]
Borrowings	16,310	6,256
Colombia, Pesos | Floating Rate
Disclosure of detailed information about borrowings [line items]
Borrowings	35,220	29,197
Colombia, Pesos | Fixed Rate
Disclosure of detailed information about borrowings [line items]
Borrowings	40,783	16,681
Guatemala, Quetzales | Fixed Rate
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 5,182	$ 0